Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Summary of Lease Liabilities

	As at	As at
	December 31, 2023	December 31, 2022
Current portion of lease liabilities	127,397	115,934
Long-term portion of lease liabilities	332,761	297,105
	460,158	413,039

Summary of Changes to Lease Liabilities

The table below summarizes changes to the lease liabilities:

		2023	2022
Balance at beginning of year		413,039	429,206
Business combinations	5	30,994	28,269
Sale of business	6	-	(3,129)
Additions		155,218	117,221
Derecognition*		(18,635)	(16,285)
Repayment		(128,107)	(123,606)
Effect of movements in exchange rates		7,649	(18,637)
Balance at end of year		460,158	413,039

* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

Summary of Contractual Cash Flow Maturities of Lease Liabilities

The total contractual cash flow maturities of the Group’s lease liabilities are as follows:

As at
December 31, 2023
Less than 1 year	145,542
Between 1 and 5 years	295,989
More than 5 years	78,016
519,547